SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUES OF FINANCIAL INSTRUMENTS

Marizyme measures the following financial instruments at fair value on a recurring basis. As of March 31, 2023, and December 31, 2022, the fair values of these financial instruments were as follows:

	Fair Value Hierarchy
March 31, 2023	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$4,823,725
Contingent liabilities	-	-	8,431,000
Total	$-	$-	$13,254,725

	Fair Value Hierarchy
December 31, 2022	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$4,823,725
Contingent liabilities	-	-	9,707,000
Total	$-	$-	$14,530,725

Marizyme measures the following financial instruments at fair value on a recurring basis. At December 31, 2022 and 2021, the fair values of these financial instruments were as follows:

	Fair Value Hierarchy
December 31, 2022	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$4,823,725
Contingent liabilities	-	-	9,707,000
Total	$-	$-	$14,530,725

	Fair Value Hierarchy
December 31, 2021	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$2,485,346
Contingent liabilities	-	-	11,313,000
Total	$-	$-	$13,798,346

SCHEDULE OF LIABILITIES FAIR VALUE MEASURED

The following table provides a roll forward of all liabilities measured at fair value using Level 3 significant unobservable inputs:

Derivative and Contingent Liabilities
Balance at December 31, 2022	$14,530,725
Change in fair value of contingent liabilities	(1,276,000)
Balance at March 31, 2023	$13,254,725

The following table provides a roll forward of all liabilities measured at fair value using Level 3 significant unobservable inputs:

Derivative and Contingent Liabilities
Balance at December 31, 2021	$13,798,346
Change in fair value of contingent liabilities	(1,606,000)
Derivative liabilities issued pursuant to Unit Purchase Agreement	2,338,379
Balance at December 31, 2022	$14,530,725